SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
I.	SUBSEQUENT EVENTS:

The Plan has evaluated all events or transactions through the date of this filing. During this period, there were no material subsequent events which affected the Plan’s financial statements.